Long-term Debt - Schedule of Senior Unsecured Notes due 2026 (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance		$ 377,831
Interest expense paid		(26,527)	$ (25,145)
Accretion of discount		2,245	2,501
Loss on settlement		(11,463)	0
Carrying value of the debt, ending balance		516,234	377,831
Senior Notes 2026
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance		300,608	298,107
Interest expense accrued		18,276	20,625
Interest expense paid		(26,411)	(20,625)
Accretion of discount		2,010	2,501
Loss on settlement	$ (11,500)	11,463
Repayments		(305,946)
Carrying value of the debt, ending balance		$ 0	$ 300,608